S000033567 [Member] Performance Management - Omni Small-Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at bridgewayfunds.com or by calling 800-661-3550.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund.
Bar Chart [Heading]	Omni Small-Cap Value Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]
Return from 1/1/25 through 9/30/25 was 4.46%.
During the periods illustrated in this bar chart, the Fund’s highest quarterly return and lowest quarterly return were:

	Quarter	Total Return
Highest Return:	Q4 20	34.05%
Lowest Return:	Q1 20	-41.78%

Performance Table Heading	Average Annual Total Returns (For the period ended 12/31/24)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	Return After Taxes on Distribution and sale of Fund Shares may be higher than other returns for the same period due to a potential tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Availability Website Address [Text]	bridgewayfunds.com
Performance Availability Phone [Text]	800-661-3550
Class N
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Return from 1/1/25 through 9/30/25
Bar Chart, Year to Date Return	4.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return:
Highest Quarterly Return	34.05%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return:
Lowest Quarterly Return	(41.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020